Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 0.7%
U.S. Equity Fund - 0.1%
Alerian MLP ETF	34,453	$ 1,437,379

U.S. Fixed Income Fund - 0.6%
Vanguard Short-Term Treasury ETF	144,103	8,320,507

Total Exchange-Traded Funds (Cost $9,744,445)		9,757,886

INVESTMENT COMPANIES - 96.8%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	12,075

International Equity Funds - 21.8%
Transamerica Emerging Markets Opportunities (C)	4,451,665	35,479,773
Transamerica International Equity (C)	7,951,218	162,443,388
Transamerica International Focus (C)	5,389,365	45,594,031
Transamerica International Small Cap Value (C)	1,067,850	15,355,686
Transamerica International Stock (C)	5,455,190	59,734,336

		318,607,214

International Fixed Income Funds - 5.6%
Transamerica Emerging Markets Debt (C)	4,205,904	38,357,843
Transamerica Inflation Opportunities (C)	4,554,225	43,538,389

		81,896,232

U.S. Equity Funds - 47.9%
Transamerica Capital Growth (C)	1,787,301	13,583,485
Transamerica Large Cap Value (C)	17,099,303	226,394,766
Transamerica Mid Cap Growth (C)	3,106,458	26,808,733
Transamerica Mid Cap Value (C)	3,035,054	26,374,619
Transamerica Mid Cap Value Opportunities (C)	4,661	52,199
Transamerica Small Cap Growth (C)	1,170,262	7,992,889
Transamerica Small Cap Value (C)	1,148,114	6,601,658

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income (C)	10,218,899	$ 74,291,397
Transamerica US Growth (C)	12,122,361	318,454,427

		700,554,173

U.S. Fixed Income Funds - 20.5%
Transamerica Bond (C)	8,083,750	64,750,839
Transamerica Core Bond (C)	19,125,400	164,095,936
Transamerica High Yield Bond (C)	37,131	294,074
Transamerica Short-Term Bond (C)	7,275,376	69,698,098

		298,838,947

U.S. Mixed Allocation Fund - 1.0%
Transamerica Energy Infrastructure (C)	2,185,001	14,945,408

Total Investment Companies (Cost $1,232,164,159)		1,414,854,049

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2023, to be repurchased at $35,978,826 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $36,695,939.	$ 35,976,328	35,976,328

Total Repurchase Agreement (Cost $35,976,328)		35,976,328

Total Investments (Cost $1,277,884,932)		1,460,588,263
Net Other Assets (Liabilities) - 0.1%		1,001,498

Net Assets - 100.0%		$ 1,461,589,761

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	815	09/20/2023	$ 92,751,465	$ 90,796,094	$ —	$ (1,955,371)

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$9,757,886	$—	$—	$9,757,886
Investment Companies	1,414,841,974	—	—	1,414,841,974
Repurchase Agreement	—	35,976,328	—	35,976,328

Total	$1,424,599,860	$35,976,328	$—	$1,460,576,188

Investment Companies Measured at Net Asset Value (E)				12,075

Total Investments				$1,460,588,263

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(1,955,371)	$—	$—	$(1,955,371)

Total Other Financial Instruments	$(1,955,371)	$—	$—	$(1,955,371)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$22,209,845	$44,369,796	$(3,000,000)	$(481,270)	$1,652,468	$64,750,839	8,083,750	$1,869,796	$—
Transamerica Capital Growth	10,866,788	—	—	—	2,716,697	13,583,485	1,787,301	—	—
Transamerica Core Bond	139,539,833	28,842,123	(7,500,000)	(200,015)	3,413,995	164,095,936	19,125,400	4,742,122	—
Transamerica Emerging Markets Debt	—	37,049,476	—	—	1,308,367	38,357,843	4,205,904	1,149,476	—
Transamerica Emerging Markets Opportunities	17,899,546	13,775,497	—	—	3,804,730	35,479,773	4,451,665	575,498	—
Transamerica Energy Infrastructure	15,248,321	494,831	(901,817)	(19,789)	123,862	14,945,408	2,185,001	494,830	—
Transamerica Global Allocation Liquidating Trust	15,776	—	—	—	(3,701)	12,075	5,843	—	—
Transamerica High Yield Bond	276,061	12,237	—	—	5,776	294,074	37,131	12,237	—
Transamerica Inflation Opportunities	28,526,108	14,831,083	—	—	181,198	43,538,389	4,554,225	886,013	545,071
Transamerica International Equity	148,228,360	6,856,497	(29,600,000)	3,434,688	33,523,843	162,443,388	7,951,218	1,856,497	—
Transamerica International Focus	44,732,168	14,828,943	(23,000,000)	2,278,518	6,754,402	45,594,031	5,389,365	828,942	—
Transamerica International Small Cap Value	13,598,815	544,797	(2,500,000)	544,428	3,167,646	15,355,686	1,067,850	120,436	424,360
Transamerica International Stock	56,028,433	1,643,841	(11,300,000)	404,704	12,957,358	59,734,336	5,455,190	1,643,841	—
Transamerica Large Cap Value	244,450,610	15,765,732	(39,500,000)	(1,905,606)	7,584,030	226,394,766	17,099,303	2,478,475	13,287,257
Transamerica Mid Cap Growth	23,408,401	—	(2,000,000)	(508,670)	5,909,002	26,808,733	3,106,458	—	—
Transamerica Mid Cap Value	30,446,695	6,422,462	(6,000,000)	(14,778)	(4,479,760)	26,374,619	3,035,054	322,974	6,099,488
Transamerica Mid Cap Value Opportunities	48,088	3,186	—	—	925	52,199	4,661	555	2,631
Transamerica Short-Term Bond	122,071,389	1,889,505	(55,600,000)	(1,072,258)	2,409,462	69,698,098	7,275,376	1,881,143	—
Transamerica Small Cap Growth	6,977,733	270,008	—	—	745,148	7,992,889	1,170,262	—	270,008
Transamerica Small Cap Value	9,476,231	1,646,140	(3,000,000)	(1,970,376)	449,663	6,601,658	1,148,114	213,640	1,432,500
Transamerica Sustainable Equity Income	79,296,844	929,871	(10,700,000)	(1,731,306)	6,495,988	74,291,397	10,218,899	1,036,552	—
Transamerica US Growth	207,627,757	70,971,563	(19,500,000)	(2,457,789)	61,812,896	318,454,427	12,122,361	—	8,471,563

Total	$1,220,973,802	$261,147,588	$(214,101,817)	$(3,699,519)	$150,533,995	$1,414,854,049	119,480,331	$20,113,027	$30,532,878

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$12,075	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4